UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      February 12, 2010
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:   $474,948 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc Del     Cl B             084670207    89244    27159 SH       SOLE                    27159        0        0
Canadian Natural Resource Ltd  Common           136385101    44267   609167 SH       SOLE                   609167        0        0
Chesapeake Energy Corp         Common           165167107    24770   957114 SH       SOLE                   957114        0        0
Coca Cola Company              Common           191216100    21238   372600 SH       SOLE                   372600        0        0
Coca Cola Femsa SAB de C V     ADR              191241108    12239   186230 SH       SOLE                   186230        0        0
Consolidated Tomoka Land Co    Common           210226106    51763  1481474 SH       SOLE                  1481474        0        0
Franklin Resources Inc         Common           354613101    52785   501044 SH       SOLE                   501044        0        0
General Dynamics Corporation   Common           369550108    40580   595280 SH       SOLE                   595280        0        0
Goldman Sachs Group Inc        Common           38141G104    47668   282329 SH       SOLE                   282329        0        0
Leucadia National Corp         Common           527288104     9092   382169 SH       SOLE                   382169        0        0
McDonalds Corp                 Common           580135101     9725   155750 SH       SOLE                   155750        0        0
Mead Johnson Nutritional Co    Cl A             582839106     2947    67447 SH       SOLE                    67447        0        0
Philip Morris Intl Inc         Common           718172109    14033   291200 SH       SOLE                   291200        0        0
Reynolds American Inc          Common           761713106    34942   659657 SH       SOLE                   659657        0        0
SPDR Gold Trust                Gold Shs         78463V107    14062   131039 SH       SOLE                   131039        0        0
Wynn Resorts Ltd               Common           983134107     5593    96051 SH       SOLE                    96051        0        0


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